STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																							1 Months Ended	2 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 31, 2025	Oct. 13, 2025	Jul. 31, 2025	Jul. 25, 2025	Jul. 17, 2025	May 30, 2025	Apr. 30, 2025	Jan. 31, 2025	Dec. 18, 2024	Nov. 05, 2024	Sep. 25, 2024	Aug. 02, 2024	Jul. 11, 2024	May 01, 2024	Apr. 30, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 12, 2024	Jan. 23, 2023	Apr. 30, 2024	Oct. 16, 2025	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2025	Oct. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Aug. 18, 2025	May 16, 2025	Mar. 25, 2025	Feb. 24, 2025	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Sep. 05, 2024	Jun. 07, 2024	Mar. 28, 2024	Jan. 31, 2023	Aug. 18, 2008
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	10,000,000							10,000,000																	10,000,000						10,000,000		10,000,000	10,000,000
Preferred stock, par value	$ 0.001							$ 0.001																	$ 0.001						$ 0.001		$ 0.001	$ 0.001
Common stock, par value	$ 0.001							0.001																	$ 0.001						$ 0.001		0.001	$ 0.001
Exercise price								$ 2.50																									$ 2.50						$ 3.00	$ 4.80	$ 4.80				$ 4.60
Class of Warrant or Right, Outstanding	2,695,781							54,674																	2,695,781						2,695,781		54,674
Warrants and Rights Outstanding								$ 2,730,812																									$ 2,730,812
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																							67,000	11,250	11,250
Preferred stock, shares issued	0							196.67																	0						0		196.67	23
Preferred stock, shares outstanding	0							196.67																	0						0		196.67	23
Common stock, shares authorized	500,000,000							500,000,000																	500,000,000						500,000,000		500,000,000	500,000,000
Debt Conversion, Converted Instrument, Shares Issued																		44,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																									$ 197,500	$ 597,500	$ 277,500	$ 1,704,024	$ 364,808	$ 189,248
Stock Issued During Period, Value, Issued for Services																																		$ 309,353
Other Receivables	$ 25,416																								$ 25,416						$ 25,416
Common Stock, Shares, Outstanding	13,844,905							13,073,161																	13,844,905						13,844,905		13,073,161	10,732,387
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																																	328,300	1,132,300
Share Price																						$ 2.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																						Dec. 31, 2027
Share-Based Payment Arrangement, Expense																																	$ 378,496
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount								$ 568,000																									$ 568,000
Option description																						The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2025. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period											The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2025. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																				169,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number			1,356,750					1,206,000																		1,356,750							1,206,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 2.50																							$ 2.50
Stock based compensation																									$ 257,500			1,704,024			$ 1,132,500	$ 2,258,080	$ 2,966,115	$ 2,043,909
Stock Issued During Period, Value, New Issues																												$ 12,000	$ 320,084	$ 1,753,300
Stock Issued During Period, Value, Conversion of Convertible Securities																																		$ 269,085
Deferred Compensation Share-Based Arrangements, Liability, Current								$ 568,000																									$ 568,000
January 23, 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price								$ 3.00																									$ 3.00
Class of Warrant or Right, Outstanding								2,077,795																									2,077,795
May 8, 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price								$ 4.80																									$ 4.80
Class of Warrant or Right, Outstanding								598,344																									598,344
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 0.15																								$ 0.15						$ 0.15
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,070,899																								2,070,899						2,070,899
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 0.23																								$ 0.23						$ 0.23
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	57,174																								57,174						57,174
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 0.24																								$ 0.24						$ 0.24
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	567,708																								567,708						567,708
Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																																	60,300
Reverse Stock Split [Member] | Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 3.00																								$ 3.00						$ 3.00
Reverse Stock Split [Member] | Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	4.60																								4.60						4.60
Reverse Stock Split [Member] | Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 4.80																								4.80						4.80
Non-Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services																																	119,390
Stock Issued During Period, Shares, New Issues																																	119,390
Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services																																	9,450
Officers Directors and Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																						2,830,750
Officers Directors and Employees [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																						1,356,750
Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues															52,083
Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities									$ 30,000
Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price										$ 3.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										25,000
Stock Issued During Period, Value, New Issues										$ 75,000
Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Benefits and Share-Based Compensation												$ 31,250		$ 31,250
Debt Conversion, Converted Instrument, Shares Issued												6,250		9,766				83,333
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture											6,250
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture											$ 27,500
Stock Issued During Period, Shares, Issued for Services											6,250
Stock Issued During Period, Value, Issued for Services											$ 27,500
Stock Issued During Period, Value, New Issues											$ 27,500
Stock Issued During Period, Shares, New Issues											6,250
Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Benefits and Share-Based Compensation	$ 42,500		$ 42,500				$ 42,500	$ 42,500		$ 42,500		$ 42,500		$ 17,500
Debt Conversion, Converted Instrument, Shares Issued	6,037		6,071				7,083	5,339		9,659		8,500		5,469				65,333
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture											128,500
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture											$ 565,400
Stock Issued During Period, Shares, Issued for Services											128,500
Stock Issued During Period, Value, Issued for Services											$ 565,400
Stock Issued During Period, Value, New Issues											$ 565,400
Stock Issued During Period, Shares, New Issues											128,500
Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Benefits and Share-Based Compensation	$ 87,500		$ 87,500				$ 87,500	$ 87,500		$ 87,500		$ 87,500		$ 62,500
Debt Conversion, Converted Instrument, Shares Issued	12,429		12,500				14,583	10,992		19,886		17,500		19,531
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture											125,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture											$ 550,000
Stock Issued During Period, Shares, Issued for Services											125,000
Stock Issued During Period, Value, Issued for Services											$ 550,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																				268,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																				184,250
Stock Issued During Period, Value, New Issues											$ 550,000
Stock Issued During Period, Shares, New Issues											125,000
Employees and Non-employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Benefits and Share-Based Compensation												$ 574,750
Debt Conversion, Converted Instrument, Shares Issued												21,950
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture											18,750
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture											$ 82,500
Stock Issued During Period, Value, New Issues											$ 82,500
Stock Issued During Period, Shares, New Issues											18,750
Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued																				268,000
Employee Benefits and Share-Based Compensation								$ 47,500		$ 47,500
Debt Conversion, Converted Instrument, Shares Issued								5,967		10,795								20,000
Stock Issued During Period, Shares, New Issues																				184,250
Shaun Dykes [Member] | Former Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Benefits and Share-Based Compensation								$ 47,500		$ 47,500
Shaun Dykes [Member] | Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Benefits and Share-Based Compensation								20,000		20,000
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price		$ 3.00
Warrants and Rights Outstanding		$ 71,464
Employee Benefits and Share-Based Compensation		$ 46,048						$ 20,000		$ 20,000
Debt Conversion, Converted Instrument, Shares Issued								2,513		4,545
Shares, Issued		23,812
Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					31,250	10,417			6,250
Debt Conversion, Original Debt, Amount					$ 150,000	$ 50,000			$ 30,000
Stock Issued During Period, Shares, Issued for Services				41,667
Debt Instrument, Convertible, Conversion Price				$ 4.80	$ 4.80	$ 4.80
Stock Issued During Period, Value, Issued for Services				$ 200,000
Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Benefits and Share-Based Compensation								$ 55,000
Debt Conversion, Converted Instrument, Shares Issued								6,910
Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Benefits and Share-Based Compensation								$ 62,500
Debt Conversion, Converted Instrument, Shares Issued								7,852
Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Benefits and Share-Based Compensation								$ 165,534
Debt Conversion, Converted Instrument, Shares Issued								20,796
Shaun Dykes [Member] | Former Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Benefits and Share-Based Compensation								$ 165,534
Other Parties [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Benefits and Share-Based Compensation	$ 67,500		$ 67,500				$ 147,500
Debt Conversion, Converted Instrument, Shares Issued	9,588		9,643				52,900
Debt Instrument, Convertible, Conversion Price	$ 7.04		$ 7.00																						$ 7.04	$ 7.00					$ 7.04
Former Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	402,000							402,000																	402,000						402,000		402,000
Former Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	134,000																								134,000						134,000
Independent Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	16,750																								16,750						16,750
Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																		133,333
Other Employees and Non-employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Converted												21,950
Conversion of Stock, Amount Converted												$ 574,750
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Converted																								196.67
Convertible Preferred Stock, Shares Issued upon Conversion																								491,667
Preferred stock, shares issued	0							196.67																	0						0		196.67
Preferred stock, shares outstanding	0							196.67																	0						0		196.67
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding																																							$ 201,000	$ 54,000	$ 54,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																									28,068	111,548	74,567	349,800	94,409				607,806
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																									$ 28	$ 112	$ 75	$ 350	$ 94
Stock Issued During Period, Shares, Issued for Services																																		117,292
Stock Issued During Period, Value, Issued for Services																																		$ 117
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																				552,750										976,062
Stock Issued During Period, Value, New Issues
Stock Issued During Period, Shares, New Issues													464,167
Stock Issued During Period, Value, Conversion of Convertible Securities																									$ 492									$ 192
Stock Issued During Period, Shares, Conversion of Convertible Securities																	50,250								491,667								642,406	192,204
Common Stock [Member] | Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities									6,250
Common Stock [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding										$ 75,000
Common Stock [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																52,083
Common Stock [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								5,339		9,659
Stock Issued During Period, Shares, Conversion of Convertible Securities																			40,833
Common Stock [Member] | Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								10,992		19,886
Common Stock [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																	12,563
Common Stock [Member] | Shaun Dykes [Member] | Former Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								5,967		10,795
Common Stock [Member] | Shaun Dykes [Member] | Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								2,513		4,545
Common Stock [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								6,910
Common Stock [Member] | Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								7,852
Common Stock [Member] | Shaun Dykes [Member] | Former Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								20,796
Common Stock [Member] | Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																			83,334
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																																			$ 3.00	$ 4.80	$ 4.80	$ 4.80	$ 3.00	$ 4.80	$ 4.80	$ 4.80	$ 4.80	$ 4.80
Class of Warrant or Right, Outstanding																																		156,746								3,125	37,500	508,344
Warrants and Rights Outstanding																																		$ 56,250	$ 25,000	$ 54,000	$ 54,000	$ 54,000	$ 201,000	$ 54,000	$ 54,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																			8,333	11,250	11,250	11,250	67,000	11,250	11,250	3,125	37,500	508,344
Conversion of Stock, Shares Converted																	80,400
Conversion of Stock, Shares Issued																	80,400
Debt Instrument, Convertible, Conversion Price																																				$ 4.80
Warrants and Rights Outstanding, Maturity Date																																										Sep. 05, 2027	Jun. 07, 2027	Mar. 28, 2027
Stock Issued During Period, Value, New Issues																																	$ 156,746
Stock Issued During Period, Shares, New Issues																																	56,250
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right													580,208
Warrant [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued																	50,250
Warrant [Member] | Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued																							52,083
Warrant [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price										$ 3.00																									$ 3.00
Warrants and Rights Outstanding										$ 75,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										25,000																																				8,333
Conversion of Stock, Shares Converted																83,333
Conversion of Stock, Shares Issued																83,333
Shares, Issued																																														8,333
Warrant [Member] | Steven Rudofsky [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued																52,083
Warrant [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Converted																			65,333
Conversion of Stock, Shares Issued																			65,333
Warrant [Member] | Andrew Brodkey [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued																			40,833
Warrant [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Converted																	20,000
Conversion of Stock, Shares Issued																	20,000
Warrant [Member] | Shaun Dykes [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued																	12,563
Warrant [Member] | Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Converted																			133,333
Conversion of Stock, Shares Issued																			133,333
Warrant [Member] | Feehan Partners [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued																			83,334
Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value								$ 0.001																									$ 0.001
Preferred Units, Description																					On January 12, 2024, we entered into Unit Subscription Purchase Agreements (“Subscription Agreements”) with purchasers for an aggregate of 23 (“Units”) at a price of $12,000 per Unit. Each Unit comprised of one (1) share of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share (the “Series A Preferred Stock”), and (ii) 3,125 common stock purchase warrants (the “Warrants”)
Common stock, par value								$ 0.001													$ 0.001												$ 0.001
Warrants and Rights Outstanding, Term								3 years													3 years												3 years
Exercise price								$ 4.80																									$ 4.80
Class of Warrant or Right, Outstanding								3,125																									3,125
Shares Issued, Price Per Share								$ 12,000																									$ 12,000
Proceeds from Issuance of Private Placement																																	$ 2,084,040
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								2,500																									2,500
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right								2,500																									2,500
Subscription Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Convertible, Shares Issuable																					2,500
Conversion of Stock, Shares Converted																					2,500
Subscription Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																					$ 4.80